Capital Management (Schedule of Adjusted Net Debt, Adjusted Shareholders' Equity and Adjusted Capital) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [abstract]
Adjusted total debt	$ 10,960	$ 11,510
Adjusted capital	34,659	33,913
Adjusted net debt	10,022	9,502
Total debt	10,846	11,360
Short-term debt	1,560	159
Current portion of long-term debt	545	14
Current portion of lease liabilities	286	249
Lease liabilities	934	891
Cash and cash equivalents	(499)	(1,454)	$ (671)
Net debt	10,846	11,360
Unamortized fair value adjustments	(325)	(404)
Total shareholders' equity	23,699	22,403	$ 22,907
Accumulated other comprehensive (income) loss	146	119
Long-term debt	7,521	10,047
Letters of credit financial	$ 114	$ 150